Property, plant and equipment - Price assumptions (Details) $ / bbl in Millions, $ / MMBTU in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 $ / bbl $ / MMBTU	Dec. 31, 2019 $ / bbl $ / MMBTU
Brent Blend [Member] | 2020 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated Crude Oil Price | $ / bbl	41	59
Brent Blend [Member] | 2025 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated Crude Oil Price | $ / bbl	77	77
Brent Blend [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated Crude Oil Price | $ / bbl	80	80
NBP [Member] | 2020 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated Crude Oil Price	3.4	4.2
NBP [Member] | 2025 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated Crude Oil Price	7.0	7.0
NBP [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated Crude Oil Price	7.5	7.5
Henry Hu [Member] | 2020 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated Crude Oil Price	2.0	2.4
Henry Hu [Member] | 2025 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated Crude Oil Price	3.1	3.1
Henry Hu [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated Crude Oil Price	3.6	3.6